Shareholder Report, Holdings (Details) - C000237976 [Member]	Jul. 31, 2025
British American Tobacco PLC - ADR Member [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banco Bilbao Vizcaya Argentaria SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BAE Systems PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNP Paribas SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Novartis AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Reckitt Benckiser Group PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%